Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Land use rights, cost		¥ 2,440,189	¥ 200,936
Less: Accumulated amortization		(41,131)	(3,474)
Land use rights, net		2,399,058	197,462
Amortization expenses for land use rights	$ 5,424	37,657	2,785	¥ 689
Land in Zhaoqing City
Land use rights, cost		187,081	112,457
Land in Tianjing City
Land use rights, cost		37,905	37,905
Land in Jianyang City
Land use rights, cost		143,452	¥ 50,574
Land in Ezhou City
Land use rights, cost		241,927
Land in Zhengzhou City
Land use rights, cost		24,776
Land in Qungdao City
Land use rights, cost		68,631
Land in Guangzhou City
Land use rights, cost		¥ 1,736,417